Convertible Debenture (Details Narrative) - Bearclaw Capital Corp. [Member] - CAD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Jul. 31, 2013	Oct. 01, 2014
DisclosureOfConvertibleDebentureLineItems [Line Items]
Issuance of unsecured convertible debenture		$ 650,000
Original maturity date		Oct. 31, 2013
Principal payments			$ 100,000
Convertible debenture forgiveness amount	$ 500,000
Cash payment	29,793
Accrued interest	$ 1,438
Number of common shares	200,000
Fair value of common shares	$ 40,000
Gain on settlement of debt	$ 431,645